Annual Total Returns- Harding Loevner Frontier Emerging Markets Portfolio (Investor) [BarChart] - Investor - Harding Loevner Frontier Emerging Markets Portfolio - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(21.39%)	19.75%	16.48%	5.84%	(19.43%)	1.66%	24.61%	(15.69%)	10.42%	(0.23%)